Condensed Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Interest and similar income	£ 5,105	£ 5,917	£ 6,066
Interest expense and similar charges	(1,662)	(2,625)	(2,463)
Net interest income	3,443	3,292	3,603
Fee and commission income	756	1,112	1,170
Fee and commission expense	(371)	(426)	(421)
Net fee and commission income	385	686	749
Other operating income (expense)	147	195	182
Total operating income	3,975	4,173	4,534
Operating expenses before credit impairment losses, provisions and charges	(2,452)	(2,499)	(2,579)
Credit impairment losses	(645)	(221)	(153)
Provisions for other liabilities and charges	(273)	(441)	(257)
Total operating credit impairment losses, provisions and charges	(918)	(662)	(410)
Profit before tax	605	1,012	1,545
Tax on profit	(134)	(279)	(399)
Profit after tax	471	733	1,146
Attributable to:
Equity holders of the parent	452	714	1,124
Non-controlling interests	19	19	22
Profit after tax	£ 471	£ 733	£ 1,146